RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Related party transactions
	Six months ended June 30,
	2015	2014
Business consulting and advisory service income
- Related party A	$10,324	$6,352
- Related party B	2,065	8,795

	12,389	15,147

	Years ended December 31,
	2014	2013
Business consulting and advisory service income
- Related party A	$18,853	$—
- Related party B	8,787	—
- Related party C	1,032

	28,672	—
Cost of service
- Related party D	$—	$6,295